Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2016	¥ 12,885
2017	12,513
2018	12,914
2019	12,381
2020	12,326
2021-2025	65,416
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2016	1,876
2017	1,996
2018	2,113
2019	2,183
2020	2,210
2021-2025	¥ 11,999